Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events
Subsequent Events

29. Subsequent Events

In January and February 2020, the Company consummated the issuance of convertible notes to several third party investors in an aggregate principal amount of US$200 million (Rmb 1,389 million). The notes issued bear zero interest and mature on February 4, 2021. Prior to maturity, the holder of the notes has the right to convert the notes (a) after the six-month anniversary, into ADSs representing Class A ordinary shares of the Company at an initial conversion price of US$3.07 per ADS or (b) upon the completion of a bona fide issuance of equity securities of the Company for fundraising purposes, into ADSs representing Class A ordinary shares of the Company at the conversion price derived from such equity financing.

In March 2020, the Company consummated the issuance of convertible notes to several third party investors with in an aggregate principal amount of US$235 million (Rmb 1,636 million). The notes issued bear zero interest and will mature on March 5, 2021. Prior to maturity, holders of the notes have the right to convert either all or part of the principal amount of the notes into Class A ordinary shares (or ADSs) of the Company from September 5, 2020, at a conversion price of US$3.50 per ADS, subject to certain adjustments.

In December 2019, it was reported that a novel strain of coronavirus, later named COVID-19, has surfaced and subsequently spread throughout China and worldwide. In response to intensifying efforts to contain the spread of COVID-19, the Chinese government has taken a number of actions, which included extending the Chinese New Year holiday, quarantining individuals infected with or suspected of having COVID-19, prohibiting residents from free travel, encouraging employees of enterprises to work remotely from home and cancelling public activities, among others. The COVID-19 has also resulted in temporary closure of many corporate offices, retail stores, manufacturing facilities and factories across China.

The COVID-19 has impact on China’s auto industry in general and the production and delivery of vehicles of the Group. The production of electric vehicles were suspended due to the temporary closure of manufacturing facilities of the Group’s suppliers and JAC. In addition, the Group has several service centers and vehicle delivery centers in Wuhan and other major cities in China, which were temporarily closed during the outbreak.

As a result of the outbreak of COVID-19, the Group’s businesses, results of operation, financial positions and cash flows are materially and adversely affected in the first quarter of 2020 with potential continuing impacts on subsequent periods, including but not limited to the adverse impact on the Group’s revenues and operating cash flows. The Group has been closely monitoring the impacts of COVID-19 and because of the uncertainties surrounding the COVID-19, the exact financial impact is unpredictable and will depend on future developments, including the duration, severity and reach of the COVID-19 outbreak globally.

On April 29, 2020, the Group entered into definitive agreements for investments in NIO (Anhui) Holding Ltd., (“NIO China”) with a group of investors (collectively, the “Strategic Investors”) led by Hefei City Construction and Investment Holding (Group) Co., Ltd., CMG-SDIC Capital Co., Ltd., and Anhui Provincial Emerging Industry Investment Co., Ltd. Under the definitive agreements, the Strategic Investors will invest an aggregate of RMB7 billion in cash into NIO China. The Group will inject its core businesses and assets in China, including vehicle research and development, supply chain, sales and services and NIO Power (the “Asset Consideration”), into NIO China. The Asset Consideration is valued at RMB17.77 billion, as calculated based on 85% of the market value of NIO Inc. (calculated based on the Company’s average ADS trading price over the thirty public trading days preceding April 21, 2020). Further, NIO will invest RMB4.26 billion in cash into NIO China. Upon the completion of the investments, NIO will hold 75.9% of controlling equity interests in NIO China, and the Strategic Investors will collectively hold the remaining 24.1%. The Strategic Investors and NIO will each inject cash into NIO China in five installments, namely (i) RMB3.5 billion and RMB1.278 billion respectively within five business days of the satisfaction of closing conditions, (ii) RMB1.5 billion and RMB1.278 billion respectively on or prior to June 30, 2020, (iii) RMB1 billion and RMB0.852 billion respectively on or prior to September 30, 2020, (iv) RMB0.5 billion and RMB0.426 billion respectively on or prior to December 31, 2020, and (v) RMB0.5 billion and RMB0.426 billion respectively on or prior to March 31, 2021. The Group expects the closing of the investments to take place in the second quarter of 2020 when certain customary closing conditions are met.